CONVERTIBLE PROMISSORY NOTES AND WARRANTS, Summary of Convertible Promissory Notes (Q1) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Face amount	$ 98,258,000	$ 40,700,000
Convertible Promissory Notes 1-7 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Face amount	$ 5,340,000	$ 5,340,000	$ 5,340,000
Debt maturity term	24 months	24 months
Accrued interest rate	5.00%	5.00%
Debt instrument, convertible, conversion price (in dollars per share)	$ 4	$ 4
Convertible Promissory Notes 1-2 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible conversion price percentage of initial public offering stock price	40.00%	40.00%
Convertible Promissory Notes 3-7 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible conversion price percentage of initial public offering stock price	40.00%	40.00%
Convertible Promissory Notes 8-12 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Face amount	$ 17,500,000	$ 17,500,000	$ 17,500,000
Convertible Promissory Notes 8-12 [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible price minimum percentage of stock price applied	50.00%	50.00%
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Price One [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument, convertible, conversion price (in dollars per share)	$ 25	$ 25
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Price Two [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument, convertible, conversion price (in dollars per share)	21	21
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Price Three [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument, convertible, conversion price (in dollars per share)	20	20
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Threshold Stock Price Trigger One [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible stock price trigger (in dollars per share)	50	50
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Threshold Stock Price Trigger Two [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible stock price trigger (in dollars per share)	42	42
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Threshold Stock Price Trigger Three [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible stock price trigger (in dollars per share)	$ 40	$ 40
Convertible Promissory Notes 8-12 [Member] | Minimum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt maturity term	18 months	18 months
Accrued interest rate	5.00%	5.00%
Convertible Promissory Notes 8-12 [Member] | Minimum [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument, convertible, conversion price (in dollars per share)	$ 10	$ 10
Convertible Promissory Notes 8-12 [Member] | Maximum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt maturity term	36 months	36 months
Accrued interest rate	10.00%	10.00%
Convertible Promissory Notes 13-19 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Face amount	$ 18,360,000	$ 18,360,000
Debt maturity term	18 months	18 months
Convertible Promissory Notes 13-19 [Member] | Debt Instrument Conversion Price One [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument, convertible, conversion price (in dollars per share)		$ 25
Convertible Promissory Notes 13-19 [Member] | Debt Instrument Conversion Price Two [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument, convertible, conversion price (in dollars per share)		$ 21
Convertible Promissory Notes 13-19 [Member] | Minimum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Accrued interest rate	5.00%	5.00%
Debt instrument, convertible, conversion price (in dollars per share)	$ 21
Convertible Promissory Notes 13-19 [Member] | Maximum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Accrued interest rate	10.00%	10.00%
Debt instrument, convertible, conversion price (in dollars per share)	$ 25
Convertible Promissory Notes 20-23 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Face amount	$ 7,955,000
Debt maturity term	18 months
Accrued interest rate	10.00%
Debt instrument, convertible, conversion price (in dollars per share)	$ 10
Debt instrument convertible price minimum percentage of stock price applied	50.00%